Plan Description	12 Months Ended
Dec. 31, 2025
EBP 224
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Enviri Corporation Savings Plan (the "Plan") provides only an abbreviated summary of the general provisions of the Plan. Participants should refer to the Summary Plan Description and the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan providing retirement benefits to eligible employees. The Plan is designed to comply with the requirements of the Employee Retirement Income Security Act of 1974, ("ERISA"), as amended, and with the requirements for qualification under Sections 401(a) and 401(k) of the Internal Revenue Code ("IRC").

All U.S. employees, except those who are eligible to participate in the Enviri Corporation Retirement Savings and Investment Plan (the "RSIP") who are employed by Enviri LLC, the successor to Legacy Enviri following the completion of the Spin-Off, each as defined below, (the "Company") or any subsidiary of either the Company or a subsidiary which adopts the Plan with the approval of the Company, are deemed "Eligible Employees.”

Throughout the year, employees may be transferred to various positions within the Company, which may result in a transfer between various retirement plans sponsored by the Company. Transfers between various Company retirement plans may also occur as Plan amendments are adopted to permit additional or restrict existing groups of Company employees participating in the Plan. These are shown as “Net transfers in (out) due to employee classification change” on the Statement of Changes in Net Assets Available for Benefits.

Contributions

New Eligible Employees are automatically enrolled in the Plan at a pre-tax savings rate of 3% via payroll deductions, with contributions being directed to a designated target date fund based on the participant's current age and a retirement age of 65. Employees have the option to opt out of this Plan or to contribute an amount different than the automatic contribution amount, and/or to invest in funds other than the Plan's default fund that are available within the Plan investment options. Participants not benefiting from the full employer match will be enrolled in an auto-increase of 1% annually in January until the participant meets the percentage to receive the full employer match. Employees have the option to opt out of this auto-increase.

Participants may contribute up to 75% of their annual compensation received as an employee, as defined in the Plan and subject to IRC limitations. Participant contributions may be made on a pretax basis, or participants may elect to make contributions on an after-tax basis or on an after-tax "Roth" basis, subject to limitations outlined in the Plan. Participants who are at least age 50 may make an additional "catch-up" contribution subject to IRC limitations. Participants may also contribute funds from another qualified retirement plan ("rollover" contributions), subject to certain requirements. The Company makes matching contributions equal to 50% of the first 6% of a participant's contributions.

The Company may also make discretionary contributions, also referred to as profit sharing contributions, to the Plan under agreements with certain employee bargaining groups. These contributions may be based on a percentage of employee earnings or a fixed amount per hour worked by the employee. The Company makes annual contributions based on certain union agreement requirements. For the Plan year ended December 31, 2025, the Company made a profit sharing contribution of $24 thousand.
Participant Accounts

Each participant's account is credited with the participant's contributions, employer matching contributions and profit sharing contributions, as well as Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific transactions, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants are immediately vested in their contributions, plus actual earnings thereon. The participants are 100% vested upon death, disability or the attainment of normal retirement age. Contributions made by the Company vest on a pro-rata basis over three years.

Prior to January 1, 2024, employer matching contributions were subject to a three year cliff vesting schedule and employer matching contributions made previously through December 31, 2023 will continue to vest under the three-year cliff vesting schedule.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $500 to a maximum of 50% of their vested account balance, not to exceed $50 thousand. A loan is collateralized by the balance in the participant's account and bears interest at a rate commensurate with local prevailing rates as determined periodically by the Plan Administrator. The participant may choose the loan repayment period, not to exceed five years. However, the term may be for any period not to exceed 15 years if the purpose of the loan is to acquire the participant's principal residence. No more than one loan may be outstanding at any time. Interest rates on outstanding loans, based on the prime rate plus one percent, ranged from 4.25% to 9.50% at December 31, 2025, with maturity dates ranging from 2026 to 2040. Principal and interest is paid ratably through payroll deductions.

Payment of Benefits

On termination of service, a participant or beneficiary may receive payments based on their election of one of three options: a lump-sum amount equal to the value of the participant's vested interest in their account; a portion paid in a lump-sum, and the remainder paid later; or over annual installments, not to exceed more than 15 years.

A participant may also request a withdrawal upon attainment of age 59 1/2 or upon demonstration by the participant to the Plan Administrator that the participant is suffering from "hardship," as defined in the Plan document. A participant may also request a withdrawal from after-tax and rollover funds at any time.